Lease financing (Details Narrative) $ in Thousands	3 Months Ended	4 Months Ended	6 Months Ended	7 Months Ended		8 Months Ended	9 Months Ended			11 Months Ended	12 Months Ended
	Mar. 31, 2020 USD ($)	Apr. 30, 2019 USD ($)	Jul. 10, 2019 USD ($)	Jul. 31, 2020 USD ($)	Jul. 31, 2019 USD ($)	Aug. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Sep. 29, 2020 USD ($)	Sep. 18, 2020 USD ($)	Nov. 17, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Repayment of debt											$ 708,910	$ 623,892	$ 875,037
DNB $310,000 Facility [Member]
Debt Instrument [Line Items]
Extinguishment of Debt, Amount								$ 64,478			24,630
Repayment of debt											$ 41,982
Sinorure Credit Facility [Member]
Debt Instrument [Line Items]
Extinguishment of Debt, Amount							$ 47,782		$ 9,258
HSH Nordbank [Member]
Debt Instrument [Line Items]
Repayment of debt			$ 10,874										11,958
NIBC [Member]
Debt Instrument [Line Items]
Extinguishment of Debt, Amount												$ 11,671
Delphin Vessels [Member] | CMBL [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Gross Proceeds, Financing Activities					$ 91,431
Description of Lessee Leasing Arrangements, Capital Leases											seven-year
CMBL [Member] | Laura, Idee Fixe, Roberta, Kaley, Star Sirius and Star Vega [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Gross Proceeds, Financing Activities						$ 82,764
CMBL [Member] | Diva [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Gross Proceeds, Financing Activities										$ 7,236
CMBL [Member] | Laura, Idee Fixe, Roberta, Kaley, Diva, Star Sirius and Star Vega [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Lease Terms											five years
CMBL [Member] | Delphin Vessels [Member] | Minimum [Member]
Debt Instrument [Line Items]
Vessel purchase price obligation											$ 975
CMBL [Member] | Delphin Vessels [Member] | Maximum [Member]
Debt Instrument [Line Items]
Vessel purchase price obligation											$ 3,379
CMBL [Member] | Delphin Scrubbers [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Gross Proceeds, Financing Activities				$ 15,000
Number of repayment installments											12
Frequency of periodic payment											quarterly
CMBL [Member] | Songa Vessels [Member]
Debt Instrument [Line Items]
Amount received	$ 4,710
New Yangzijiang [Member] | Four Vessels [Member]
Debt Instrument [Line Items]
Repayment of lease liabilities											$ 51,060
S K Shipholding S. A. [Member] | Star Lutas [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Gross Proceeds, Financing Activities									$ 16,000
Sale Leaseback Transaction, Lease Terms											seven-year bareboat charter
Vessel purchase price obligation											$ 7,441
S K Shipholding S. A. [Member] | Star Pisces [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Gross Proceeds, Financing Activities		$ 19,125
Vessel purchase price obligation											$ 7,628
Description of Lessee Leasing Arrangements, Capital Leases											seven-year bareboat charter
SPDB Financial Leasing Co. Ltd [Member] | Mackenzie, Kennadi, Honey Badger, Wolverine and Star Antares [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Gross Proceeds, Financing Activities							$ 76,500
Sale Leaseback Transaction, Lease Terms											eight years
SPDB Financial Leasing Co. Ltd [Member] | Mackenzie, Kennadi, Honey Badger, Wolverine and Star Antares [Member] | Minimum [Member]
Debt Instrument [Line Items]
Vessel purchase price obligation											$ 7,776
SPDB Financial Leasing Co. Ltd [Member] | Mackenzie, Kennadi, Honey Badger, Wolverine and Star Antares [Member] | Maximum [Member]
Debt Instrument [Line Items]
Vessel purchase price obligation											$ 7,916
ICBC Financial Leasing Co. Ltd [Member] | Gargantua Goliath And Maharaj [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Gross Proceeds, Financing Activities								$ 93,150
Sale Leaseback Transaction, Lease Terms											10 years
Vessel purchase price obligation											$ 14,000
Kyowa Sansho Co. Ltd. [Member] | Star Fighter [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Gross Proceeds, Financing Activities													$ 16,125
Vessel purchase price obligation											$ 2,450
Description of Lessee Leasing Arrangements, Capital Leases											ten years
Kyowa Sansho Co. Ltd. [Member] | Star Challenger [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Gross Proceeds, Financing Activities			$ 15,000
Description of Lessee Leasing Arrangements, Capital Leases											eleven-year bareboat charter party contract
Ocean Trust Co. Ltd. [Member] | Star Libra [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Gross Proceeds, Financing Activities					$ 33,950
Sale Leaseback Transaction, Lease Terms											seven-year bareboat charter
Vessel purchase price obligation											$ 18,107